REVENUE FROM CONTRACTS WITH CUSTOMERS - Cost to obtain and fulfill a contract (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense related to cost to obtain or fulfill contracts	₽ 4,371
Impairment loss related to costs capitalized	0
Cost-to-obtain contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance of cost to obtain and fulfill contracts capitalized	7,017	₽ 6,829
Accumulated amortization expense related to cost to obtain or fulfill contracts	16,908
Cost to fulfill contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance of cost to obtain and fulfill contracts capitalized	1,614	₽ 966
Accumulated amortization expense related to cost to obtain or fulfill contracts	₽ 12,420